SUPPLEMENT DATED MAY 1, 2024 TO

PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

THROUGH ITS

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read the supplement carefully and keep it with your prospectus for future reference.

Asset Allocation Program — Model Update

Effective after the close of business July 26, 2024, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

17977NY SUPP 05/01/23

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 26, 2024

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Columbia Variable Portfolio — Overseas Core Fund — Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
	PSF Natural Resource Portfolio — Class II Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Growth	CTIVP® — Principal Blue Chip Growth Fund — Class 1	6.0%	9.0%	15.0%	21.0%	24.0%
	Fidelity® VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	Janus Henderson Forty Portfolio — Service Shares	1.0%	3.0%	4.0%	5.0%	7.0%
Large Cap Value	AB VPS International Value Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	BlackRock Basic Value V.I. Fund — Class III Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Comstock Fund — Series II shares	1.0%	3.0%	4.0%	5.0%	7.0%
Mid Cap Growth	State Street Real Estate Securities V.I.S. Fund — Class 1 Shares	2.0%	5.0%	7.0%	9.0%	12.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	Fidelity VIP Investment Grade Bond Portfolio — Service Class 2	6.0%	5.0%	3.0%	2.0%	0.0%
	PIMCO VIT Total Return Portfolio — Administrative Class Shares	20.0%	14.0%	10.0%	4.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	6.0%	5.0%	3.0%	2.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	14.0%	10.0%	7.0%	3.0%	0.0%
Long Duration	PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares	22.0%	16.0%	11.0%	5.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 26, 2024

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Invesco V.I. Core Equity Fund — Series I shares	4.0%	8.0%	12.0%	16.0%	20.0%
	Invesco V.I. Main Street Fund® — Series II shares	5.0%	10.0%	15.0%	20.0%	25.0%
Large Cap Growth	Fidelity VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	Invesco V.I. EQV International Equity Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Value	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Comstock Fund — Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Blend	Fidelity VIP Mid Cap Portfolio — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Growth	Federated Hermes Kaufmann Fund II — Service Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® — Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	Fidelity VIP Investment Grade Bond Portfolio — Service Class 2	22.0%	16.0%	11.0%	5.0%	0.0%
	PIMCO VIT Total Return Portfolio — Administrative Class Shares	24.0%	17.0%	12.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	6.0%	5.0%	3.0%	2.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Long Duration	PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares	10.0%	7.0%	5.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%